Fair Value Measurements - Residual Investments and Residual Interests Rollforward (Details) - Fair Value, Recurring - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Residual Investments
Beginning balance	$ 4,859,068	$ 5,387,958	$ 5,387,958	$ 7,211,989
Ending balance	4,472,604	4,673,203	4,859,068	5,387,958
Residual Interests Classified as Debt
Sales of residual investments	2,393,167	3,346,447	8,167,445	9,382,124
Residual Investments
Residual Investments
Beginning balance	139,524	262,880	262,880	135,142
Additions	26,381	9,408	10,708	171,061
Change in valuation inputs or other assumptions	3,497	(1,074)	9,702	6,384
Payments	(18,441)	(22,523)	(96,505)	(49,707)
Transfers			(47,261)
Ending balance	150,961	248,691	139,524	262,880
Residual Interests Classified as Debt
Sales of residual investments			8,400
Residual Interests Classified as Debt
Residual Interests Classified as Debt
Beginning balance	118,298	271,778	271,778	444,846
Additions	0	0	0	116,906
Change in valuation inputs or other assumptions	7,951	14,936	38,216	17,157
Payments	(11,367)	(28,579)	(89,978)	(209,203)
Transfers			0
Derecognition upon achieving true sale accounting treatment		(72,026)	(101,718)	(97,928)
Ending balance	$ 114,882	$ 186,109	$ 118,298	$ 271,778